FAIR VALUE MEASUREMENTS - Unobservable inputs for Extension Note Bifurcated Derivative (Details) - Extension Notes	Dec. 31, 2023	May 05, 2023
Risk-free interest rate
Unobservable inputs
Measurement input of notes payable		0.0513
CCC bond rates
Unobservable inputs
Measurement input of notes payable	0.1296	0.1469
Expected term (years)
Unobservable inputs
Measurement input of notes payable	0.25	0.38
Probability of completing a business combination by August 30, 2023
Unobservable inputs
Measurement input of notes payable		0.25
Probability of completing a business combination by September 30, 2023
Unobservable inputs
Measurement input of notes payable		0.75
Probability of completing a business combination by March 31, 2024
Unobservable inputs
Measurement input of notes payable	1